Tesoro Logistics LP, Narrative (Details) $ / shares in Units, $ in Millions					3 Months Ended	12 Months Ended
	Apr. 06, 2015	Oct. 19, 2014	Nov. 22, 2013 USD ($) $ / shares shares	Jan. 14, 2013 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) mi terminals pipelines shares	Dec. 31, 2014 USD ($) terminals shares	Dec. 02, 2014 shares	Oct. 29, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 01, 2013 entities
Capital Unit
Number of assets | entities										6
Percentage ownership					36.00%	36.00%
Limited partner common units outstanding (units)					28,181,748	28,181,748
General partner units outstanding (units)						1,631,448
Debt instrument, face amount | $								$ 1,300
Goodwill | $						$ 196			$ 41
Common units issued in offering (units)			6,300,000	9,775,000
Price per unit (dollars per unit) | $ / shares			$ 51.05	$ 41.70
Net proceeds from issuance of units | $			$ 310	$ 391
General partners' capital account, units issued (units)				199,490
Purchase agreement date		Oct. 19, 2014
TLGP
Capital Unit
Percentage ownership						2.00%
General partner units outstanding (units)					1,631,448
Subsequent Event
Capital Unit
Purchase agreement date	Apr. 06, 2015
Common Units Conversion Ratio	0.3088
Crude Oil and Refined Products Terminals and Storage Facilities | TLLP
Capital Unit
Number of assets | terminals					24	24
Common carrier products pipeline | TLLP
Capital Unit
Number of assets | pipelines					1
Gas Processing Complexes | TLLP
Capital Unit
Number of assets | terminals					4
Pipelines | TLLP
Capital Unit
Number of assets | pipelines					1
Marine terminals | TLLP
Capital Unit
Number of assets | terminals					4	4
Pipeline Transportation of Refined Petroleum Products and Crude Oil | TLLP
Capital Unit
Number of miles (miles) | mi					140
Rockies Natural Gas Business
Capital Unit
Limited partner common units outstanding (units)							3,701,750
Goodwill | $					$ 159	$ 155